Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Interest income	£ 28,208	£ 28,386	£ 25,300
Interest expense	(14,845)	(15,794)	(11,591)
Net interest income	13,363	12,592	13,709
Fee and commission income	2,515	2,416	2,456
Fee and commission expense	(1,254)	(1,478)	(1,104)
Net fee and commission income	1,261	938	1,352
Net trading income	523	597	384
Other operating income	3,282	2,944	2,922
Other income	5,066	4,479	4,658
Total income	18,429	17,071	18,367
Operating expenses	(12,165)	(11,927)	(10,968)
Impairment	(792)	(456)	(343)
Profit before tax	5,472	4,688	7,056
Tax expense	(1,616)	(1,202)	(1,849)
Profit for the year	3,856	3,486	5,207
Profit attributable to ordinary shareholders	3,425	3,101	4,858
Profit attributable to other equity holders	404	363	334
Profit attributable to equity holders	3,829	3,464	5,192
Profit attributable to non-controlling interests	£ 27	£ 22	£ 15